Item 1. Report to Shareholders

T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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Financial Highlights
T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report
(Unaudited)

                                                        For a share outstanding
                                                         throughout each period

                                                  6 Months             10/31/02
                                                     Ended              Through
                                                   4/30/04             10/31/03

NET ASSET VALUE
Beginning of period                        $         14.18      $         10.00

Investment activities
  Net investment income (loss)                        0.07                 0.09

  Net realized and
  unrealized gain (loss)                              1.19                 4.10

  Total from
  investment activities                               1.26                 4.19

Distributions
  Net investment income                              (0.09)               (0.01)

  Net realized gain                                  (0.21)                  -

  Total distributions                                (0.30)               (0.01)

NET ASSET VALUE
End of period                              $         15.14      $         14.18
                                           ------------------------------------

Ratios/Supplemental Data

Total return^                                       9.00%                 41.94%

Ratio of total expenses to
average net assets                                  1.10%!                 1.10%

Ratio of net investment
income (loss) to average
net assets                                          1.21%!                 1.34%

Portfolio turnover rate                             68.1%!                 70.4%

Net assets, end of period
(in thousands)                             $        25,945      $        15,650

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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Portfolio of Investments ss. ++

T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Semiannual Report

April 30, 2004 (Unaudited)

                                                    Shares               Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

ARGENTINA  0.6%

Common Stocks  0.6%

Quilmes Industrial ADR (USD) *                       2,900                   53

Tenaris ADR (USD)                                    3,100                   93

Total Argentina (Cost $131)                                                 146

BRAZIL  9.2%

Common Stocks  7.7%

Cia De Concessoes                                    5,100                   44

Cia Energetica Minas Gerais
(Cemig)                                          9,916,000                  152

Companhia de Bebidas
  ADR (USD)                                          6,900                  130

Companhia Siderurgica
  Nacional                                       2,703,800                  128

Companhia Vale do Rio Doce
  ADR (USD), (1 ADR represents
  250 preferred shares)                              4,700                  184

Companhia Vale do Rio Doce
  ADR (USD)                                          2,300                  104

Embraer Aircraft ADR (USD)                           2,100                   54

Gerdau                                               2,800                   30

Petroleo Brasileiro (Petrobras)
  ADR (USD)                                         23,500                  586

Tele Centro Oeste Celular
  ADR (USD)                                            500                    4

Tele Norte Leste
  Participacoes *                               11,189,200                  122

Tele Norte Leste
  Participacoes ADR (USD)                           11,500                  136

Telemig Celular
  Participacoes ADR (USD)                            1,300                   40

Telesp Celular
  Participacoes ADR (USD) *                         24,300                  173

Votorantim Celulose ADR (USD)                        3,800                  119

                                                                          2,006

Preferred Stocks  1.5%

Banco Bradesco                                       1,250                   50

Banco Itau Holding Financeira                    1,866,700                  148

Caemi Mineracao e Metalurgica *                     98,400                   36

Cia Suzano de Papel e Celulose                      34,100                  151

                                                                            385

Total Brazil (Cost $2,243)                                                2,391


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CHINA  3.9%

Common Stocks  3.9%

China Insurance (HKD)                              200,000                   96

China Mobile
  (Hong Kong) (HKD)                                 95,000                  248

China Resources
  Enterprise (HKD)                                  94,000                  108

Cnooc (HKD)                                        407,500                  145

Panva Gas Holdings (HKD) *                         274,000                  122

Shanghai Forte Land Company
  (H shares) (HKD) *                               446,000                   98

Shanghai Industrial
  Holdings (HKD)                                    38,000                   71

tom.com (HKD) *                                    542,000                  119

Total China (Cost $1,115)                                                 1,007

CZECH REPUBLIC  0.5%

Common Stocks  0.5%

Komercni Banka                                       1,263                  139

Total Czech Republic (Cost $121)                                            139

EGYPT  0.5%

Common Stocks  0.5%

Orascom Construction Industries                      7,700                  119

Total Egypt (Cost $118)                                                     119

HUNGARY  0.4%

Common Stocks  0.4%

Gedeon Richter                                       1,120                  114

Total Hungary (Cost $78)                                                    114

INDIA  4.9%

Common Stocks  4.9%

Arvind Mills *                                      99,336                  111

Ballarpur Industries
  GDR (USD)                                            720                    5

Ballarpur Industries
  GDR, 144A (USD)                                    5,610                   42

HDFC Bank *                                         14,000                  120

HDFC Bank ADR (USD) *                                  900                   26

Hindalco Industries                                  3,320                   82

I-Flex Solutions                                     5,500                   65

ITC                                                  6,470                  157

Mahindra & Mahindra                                 11,500                  121

Oil & Natural Gas *                                  4,300                   81

Oil & Natural Gas
  (Regulation S shares) *                            4,000                   76

Tata Tea                                            15,200                  130

Zee Telefilms                                       90,100                  256

Total India (Cost $1,052)                                                 1,272

INDONESIA  1.0%

Common Stocks  1.0%

INDOSAT                                            326,500                  147

Telekom Indonesia                                  122,500                  112

Total Indonesia (Cost $210)                                                 259

ISRAEL  5.9%

Common Stocks  5.9%

Bank Hapoalim                                       83,900                  215

Check Point Software
  Technologies (USD) *                               9,195                  215

Koor Industries *                                    2,000                   78

Lipman Electronic Engineering
  (USD) *                                            2,400                  107

Makhteshim-Agan Industries *                        42,700                  172

NICE Systems ADR (USD) *                             4,800                  111

Orbotech (USD) *                                     6,600                  139

Partner Communications
  ADR (USD) *                                       28,240                  214

Teva Pharmaceutical ADR (USD)                        4,540                  280

Total Israel (Cost $1,373)                                                1,531

KAZAKHSTAN  0.9%

Common Stocks  0.9%

PetroKazakhstan (USD)                                9,100                  244

Total Kazakhstan (Cost $267)                                                244

MALAYSIA  6.6%

Common Stocks  6.6%

Astro All Asia *                                    67,200                   92

Astro All Asia
  (Regulation S shares) *                           20,000                   27

Berjaya Sports Toto                                131,900                  152

CIMB Berhad                                         92,700                  135

Hong Leong Bank                                     89,500                  120

IJM                                                 91,000                  112

Magnum                                             196,000                  149

Malayan Banking Berhad                             107,000                  295

Malaysian Industrial Development
  Finance Berhad                                   255,300                   80

MK Land Holdings                                   168,400                  124

Multi Purpose Holdings Berhad
  Warrants, 2/26/09 *                               15,900                    3

Multi-Purpose Holdings Berhad*                     162,700                   54

Public Bank Berhad                                 119,700                  107

Sime Darby                                          70,200                  100

Symphony House *                                   118,500                   51

Symphony House, Class A !!*                         14,600                    6

Symphony House *
  Warrants, 3/11/08                                 21,500                    0

Telekom Malaysia *                                  33,000                   82

Telekom Malaysia
  (Regulation S shares)                              9,000                   22

Total Malaysia (Cost $1,669)                                              1,711

MEXICO  7.2%

Common Stocks  7.2%

America Movil ADR (USD)                             18,800                  635

Cemex                                               23,861                  140

Consorcio ARA *                                     28,600                   78

Grupo Aeroportuario
  del Sureste ADR (USD)                              3,400                   66

Grupo Financiero Banorte                            19,600                   70

Grupo Modelo, Series C                              46,000                  115

Grupo Televisa ADR (USD)                             5,524                  241

Telmex ADR (USD)                                     6,739                  230

Wal-Mart de Mexico                                 100,234                  292

Total Mexico (Cost $1,628)                                                1,867

POLAND  0.3%

Common Stocks  0.3%

Telekomunikacja Polska                              16,500                   67

Total Poland (Cost $53)                                                      67

RUSSIA  5.5%

Common Stocks  5.5%

AO VimpelCom ADR (USD) *                             3,600                  323

Gazprom ADR (USD)                                    3,400                  104

Lukoil (USD)                                         4,570                  125

Lukoil ADR (USD)                                     1,430                  154


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MMC Norilsk Nickel (USD)                             4,000                  239

Mobile Telesystems ADR (USD)                         2,200                  238

YUKOS ADR (USD)                                      5,630                  252

Total Russia (Cost $1,135)                                                1,435

SOUTH AFRICA  8.6%

Common Stocks  8.6%

ABSA Group                                          23,600                  153

African Bank Investments                           131,700                  201

Anglo American                                      21,500                  431

Impala Platinum Holdings                             5,290                  361

Investec                                             5,500                   97

Naspers (N shares)                                  45,000                  305

Pick 'N Pay Stores                                  34,200                   88

SABMiller                                            7,500                   81

Sanlam                                             189,310                  239

Sappi                                                5,900                   80

Standard Bank Group                                 30,200                  175

Telkom South Africa                                  1,800                   20

Total South Africa (Cost $2,110)                                          2,231

SOUTH KOREA  20.3%

Common Stocks  18.6%

Amorepacific                                           750                  120

Cheil Industries                                     7,040                  101

Daewoo Shipbuilding
  GDR, 144A (USD)                                    1,400                   30

Hanwha Chemical                                     21,530                  144

Hyundai Motor                                       11,220                  211

Kookmin Bank *                                      11,640                  431

Kookmin Bank ADR (USD) *                             1,100                   41

Korean Air Lines                                     7,400                  100

Kumgang Korea Chemical                               1,940                  198

LG Chemical                                          3,200                  128

LG Electronics *                                     2,940                  177

LG Home Shopping                                     1,490                   62

LG International                                    12,680                   97

Lotte Chilsung Beverage                                320                  189

NCsoft                                               1,430                  102

Plenus                                               7,670                  103

POSCO                                                  280                   34

Pusan Bank                                          19,970                  115

Samsung Electronics                                  3,330                1,568

Shinhan Financial                                   11,500                  199

Shinsegae                                              610                  137

SK Corporation *                                     4,150                  173

South Korea Telecom                                  2,180                  370

                                                                          4,830
Preferred Stocks  1.7%

Samsung Electronics                                  1,590                  435

                                                                            435

Total South Korea (Cost $4,505)                                           5,265

SWITZERLAND  0.7%

Common Stocks  0.7%

Compagnie Financiere Richemont                         100                    3

Compagnie Financiere
  Richemont ADR (ZAR)                               72,200                  185

Total Switzerland (Cost $161)                                               188

TAIWAN  11.9%

Common Stocks  11.9%

Acer                                               122,685                  172

Advantech                                           60,639                  127

Basso Industry                                      60,000                  119

Catcher Technology                                  27,000                  112

Cathay Financial Holding *                          96,000                  169

Cheng Shin Rubber Industry                          78,000                   90

China Steel                                          9,000                    8

China Trust Finance Holdings                       172,380                  184

EVA Airways                                        187,820                   76

Evergreen Marine                                   155,440                  119

Far Eastern Textile *                              150,000                   89

First Financial Holdings *                         138,000                  100

Formosa Plastic                                    106,680                  152

Hon Hai Precision Industry                          40,000                  157

Nan Ya Plastic                                     127,760                  171

Phoenixtec Power                                    35,180                   37

Polaris Securities                                 150,280                   83

Quanta Computer                                     27,000                   57

Taishin Financial Holdings                         209,000                  182

Taiwan Cellular                                     98,000                   90

Taiwan Semiconductor
  Manufacturing                                    224,640                  386

United Microelectronics                            281,248                  250

Vanguard International
  Semiconductor *                                   96,000                   43

Via Technologies                                    96,000                  109

Total Taiwan (Cost $2,959)                                                3,082

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THAILAND  1.9%

Common Stocks  1.9%

Bangkok Bank NVDR *                                 52,300                  123

C.P. 7-Eleven                                       54,300                   77

Kasikornbank Public NVDR *                          62,400                   76

Shin                                               141,300                  124

Siam Commercial Bank                                77,300                   89

Total Thailand (Cost $368)                                                  489

TURKEY  4.1%

Common Stocks  4.1%

Akbank                                          21,017,999                   98

Anadolu Efes Biracilik
  ve Malt Sanayii                                6,727,750                   94

Dogan Yayin Holding *                           32,947,540                  110

Hurriyet Gazete *                               47,954,324                  136

Turkcell Iletisim Hizmetleri *                  44,521,600                  483

Turkcell Iletisim
  Hizmetleri ADR (USD) *                               600                   17

Turkiye Garanti Bankasi                        *37,937,784                  116

Total Turkey (Cost $690)                                                  1,054

SHORT-TERM INVESTMENTS  4.0%

Money Market Funds  4.0%

T. Rowe Price Reserve
Investment Fund, 1.09% #                         1,039,173                1,039

Total Short-Term Investments
(Cost $1,039)                                                             1,039

Total Investments in Securities

98.9% of Net Assets (Cost $23,025)                                   $   25,650


     ss. Denominated in currency of the country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

     #    Seven-day yield

     *    Non-income producing

     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $72 and represents 0.3% of net assets

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total value of such securities at period-end amounts to $6 and represents 0.02% of net assets

     ADR  American Depository Receipts

     GDR  Global Depository Receipts

     HKD  Hong Kong dollar

     NVDR Non Voting Depository Receipt

     USD  United States dollar

     ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report
April 30, 2004 (Unaudited)

(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value
(cost $23,025)                                             $             25,650

Other assets                                                                798

Total assets                                                             26,448

Liabilities

Total liabilities                                                           503

NET ASSETS                                                 $             25,945
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                107

Undistributed net realized gain (loss)                                      957

Net unrealized gain (loss)                                                2,624

Paid-in-capital applicable to 1,713,487 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       22,257

NET ASSETS                                                 $             25,945
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              15.14
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

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Statement of Operations
T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Dividend income (net of foreign taxes of $33)              $                257

Investment management and administrative expense                            123

Net investment income (loss)                                                134

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities (net of foreign taxes of $137)                                 964

  Foreign currency transactions                                              (2)

  Net realized gain (loss)                                                  962


Change in net unrealized gain (loss)

  Securities (net of decrease in
  deferred foreign taxes of $5)                                              91

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                       90

Net realized and unrealized gain (loss)                                   1,052

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,186


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months             10/31/02
                                                     Ended              Through
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           134      $            95

  Net realized gain (loss)                             962                  256

  Change in net unrealized gain (loss)                  90                2,534

  Increase (decrease) in net
  assets from operations                             1,186                2,885

Distributions to shareholders
  Net investment income                               (115)                  (2)

  Net realized gain                                   (268)                   -

  Decrease in net assets
  from distributions                                  (383)                  (2)

Capital share transactions *
  Shares sold                                       10,426               12,921

  Distributions reinvested                             280                    2

  Shares redeemed                                   (1,214)                (156)

  Increase (decrease) in net
  assets from capital
  share transactions                                 9,492               12,767

Net Assets

Increase (decrease) during period                   10,295               15,650

Beginning of period                                 15,650                    -

End of period                              $        25,945      $        15,650
                                           ------------------------------------

(Including undistributed net investment income of $107 at 4/30/04 and $88 at 10/31/03)

*Share information
  Shares sold                                          670                1,116

  Distributions reinvested                              19                    -

  Shares redeemed                                      (79)                 (13)

  Increase (decrease) in shares outstanding            610                1,103


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Emerging Markets Equity Fund
--------------------------------------------------------------------------------
Certified Semiannual Report
April 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 31, 2002. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation

     Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the pre-vailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At April 30, 2004, approximately 94% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in or linked to currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,392,000 and $7,056,000, respectively, for the six months ended April 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

     At April 30, 2004, the cost of investments for federal income tax purposes was $23,025,000. Net unrealized gain aggregated $2,624,000 at period-end, of which $3,218,000 related to appreciated investments and $594,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2004, the fund had no deferred tax liability, and $192,000 of capital loss carryforwards that expire in fiscal 2012.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.10% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $18,000 was payable under this agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $5,000.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004